INVESTMENTS IN ASSOCIATED ENTITIES - Disclosure of summarized statement of financial position for investment in associated entity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets	$ 56,495	$ 74,178
Non-current assets	153,328	28,765
Total liabilities	(70,808)	(5,183)
Carrying amount of investment in associated entity	42,394	0
SLM California [Member]
Disclosure of associates [line items]
Current assets	6,308
Non-current assets	0
Total liabilities	(6,797)
Net assets (liabilities)	$ (489)
The Company's ownership %	21.50%
Acquisition fair value and other adjustments	$ 42,499
Carrying amount of investment in associated entity	42,394	$ 0
Rawhide [Member]
Disclosure of associates [line items]
Current assets	32,062
Non-current assets	33,553
Current liabilities	(21,199)
Non-current liabilities	(42,163)
Net assets (liabilities)	$ 2,253
The Company's ownership %	38.07%	19.99%
Acquisition fair value and other adjustments	$ (857)
Carrying amount of investment in associated entity	$ 0	$ 0